DEBT FACILITIES (Tables)	12 Months Ended
Mar. 31, 2026
Debt and Financing Obligations [Abstract]
Disclosure of detailed information about borrowings
Long-term debt, net of transaction costs is as follows:

			Repayment		2026		2025
Notional amount			period	Current	Non-current	Current	Non-current
Unsecured senior notes
U.S. dollar, fixed rate - 3.60% to 4.90%	US$	778.0	2026-2034	$102.0	$978.7	$20.0	$1,114.7
Canadian dollar, Series 1, fixed rate - 5.54%		$400.0	2028	—	398.7	—	398.1
Canadian dollar, fixed rate - 4.15%		$5.7	2027	2.9	2.8	2.9	5.7
Term loans
U.S. dollar, variable rate	US$	47.7	2026-2027	4.1	61.9	178.7	288.3
Canadian dollar, variable rate		$285.9	2026-2028	5.6	280.4	5.6	12.6
Other				—	—	33.5	—
Lease liabilities
U.S. dollar			2026-2071	42.3	433.3	92.0	432.0
Other			2026-2054	25.9	260.7	29.1	239.0
R&D obligations
Canadian dollar			2026-2048	69.2	565.7	37.2	581.0
Revolving credit facilities
U.S. dollar, variable rate				—	—	—	—
Canadian dollar, variable rate				—	—	—	—
Total long-term debt				$252.0	$2,982.2	$399.0	$3,071.4

Disclosure of reconciliation of liabilities arising from financing activities
Information on the change in long-term debt for which cash flows have been classified as financing activities in the statement of cash flows are as follows:

	Unsecured				Revolving
	senior	Term	Lease	R&D	credit
	notes	loans	liabilities	obligations	facility	Total
Net book value as at March 31, 2024	$1,678.3	$239.9	$551.9	$574.2	$30.0	$3,074.3
Changes from financing cash flows
Net repayment from borrowing under
revolving credit facilities	—	—	—	—	(45.0)	(45.0)
Proceeds from long-term debt	—	285.8	—	45.7	—	331.5
Repayment of long-term debt	(216.1)	(72.6)	—	(32.6)	—	(321.3)
Repayment of lease liabilities	—	—	(59.9)	—	—	(59.9)
Total changes from financing cash flows	$(216.1)	$213.2	$(59.9)	$13.1	$(45.0)	$(94.7)
Non-cash changes
Business combinations (Note 2)	—	48.5	110.0	—	—	158.5
Foreign currency exchange differences	78.1	16.3	36.7	—	15.0	146.1
Additions and remeasurements of lease liabilities	—	—	153.4	—	—	153.4
Accretion	—	—	—	32.5	—	32.5
Other	1.1	0.8	—	(1.6)	—	0.3
Total non-cash changes	$79.2	$65.6	$300.1	$30.9	$15.0	$490.8
Net book value as at March 31, 2025	$1,541.4	$518.7	$792.1	$618.2	$—	$3,470.4
Changes from financing cash flows
Net repayment from borrowing under
revolving credit facilities	—	—	—	—	—	—
Proceeds from long-term debt	—	68.4	—	21.1	—	89.5
Repayment of long-term debt	(22.1)	(217.9)	—	(38.9)	—	(278.9)
Repayment of lease liabilities	—	—	(61.1)	—	—	(61.1)
Total changes from financing cash flows	$(22.1)	$(149.5)	$(61.1)	$(17.8)	$—	$(250.5)
Non-cash changes
Foreign currency exchange differences	(35.1)	(17.2)	(5.8)	—	—	(58.1)
Additions and remeasurements of lease liabilities	—	—	37.4	—	—	37.4
Accretion	—	—	—	34.1	—	34.1
Other	0.9	—	(0.4)	0.4	—	0.9
Total non-cash changes	$(34.2)	$(17.2)	$31.2	$34.5	$—	$14.3
Net book value as at March 31, 2026	$1,485.1	$352.0	$762.2	$634.9	$—	$3,234.2